Details of Significant Accounts (Details) - Schedule of Other Non-Current Assets - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-current assets [abstract]
Prepayments for equipment	$ 5,418	$ 1,222	$ 1,222
Refundable deposit	5,765	5,785	5,785
Others			7
Total	$ 11,183	$ 7,007	$ 7,014